STOCKHOLDERS' EQUITY	11 Months Ended
Dec. 02, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred Stock— The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 2, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock— The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of December 2, 2021 and December 31, 2020, there were 832,500 and 7,906,250 shares of Class A common stock issued and outstanding, respectively. The common stock outstanding as of December 2, 2021 represents the Private Placement shares.

Class B Common Stock— The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of both December 2, 2021 and December 31, 2020, there were 7,906,250 shares of Class B common stock issued and outstanding. On October 4, 2021, all outstanding shares of Class B Common Stock were converted into shares of Class A Common Stock on a one-for-one basis at the direction of the holders. The transfer restrictions and agreement to waive redemption rights and rights to liquidating distributions apply to the shares of Class A Common Stock received upon conversion of the Class B Common Stock.